Loans and Allowance for Credit Losses - Summary of Average Recorded Investment in Impaired Originated and ANCI Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	$ 111,104	$ 165,681	$ 132,727	$ 145,373	$ 162,293	$ 26,791	$ 6,795
ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	1,940	2,172	1,741	2,131	2,047	2,224	2,426
Commercial and Industrial | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	110,086	165,242	131,749	145,006	161,757	26,452	6,684
Commercial and Industrial | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment		568		432	432
Commercial and Industrial | General C&I | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	6,506	8,474	9,480	11,856	10,859	6,347
Commercial and Industrial | General C&I | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment		568		432	432
Commercial and Industrial | Energy Sector | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	103,580	156,768	122,269	133,150	150,898	20,105	6,684
Commercial Real Estate | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment							10
Commercial Real Estate | Income Producing | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment							10
Consumer | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	369	439	378	367	398	312	101
Consumer | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	1,606	1,199	1,385	1,273	1,206	1,528	1,162
Consumer | Residential Real Estate | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment						39	101
Consumer | Residential Real Estate | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	1,606	1,199	1,385	1,273	1,206	1,528	1,162
Consumer | Other | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	369	439	378	367	398	273
Small Business Lending | Originated Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	649		600		138	27
Small Business Lending | ANCI Loans
Accounts Notes And Loans Receivable [Line Items]
Average recorded investment	$ 334	$ 405	$ 356	$ 426	$ 409	$ 696	$ 1,264